Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
EQUITY

12.	EQUITY

Stock Option Plan

Under the employee stock option plan, the Company's stock options generally expire ten years from the date of grant.

The following is a summary of the option activity:

Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value(1)
Outstanding as of December 31, 2019	794,867	$2.40	$-
Forfeited	(208,000)
Exercised	-
Outstanding as of June 30, 2020	586,867	2.64	$-
Exercisable as of June 30, 2020	586,867	2.64	$-

(1)	The intrinsic value of the stock options at June 30, 2020 is the amount by which the market value of the Company's common stock of $0.69 as of June 30, 2020 exceeds the exercise price of the options.

As of June 30, 2020, all outstanding options have been vested. For the six months ended June 30, 2020 and 2019, the Company recognized $0 and $69,177 respectively, as compensation expense under its stock option plan.